ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Trade and other payables and accrued liabilities	$ 417,085	$ 373,744	$ 837,945